Condensed individual financial information of Companhia Paranaense de Energia - Copel (Details 6) - Companhia Paranaense De Energia Copel [Member] - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of subsidiaries [line items]
Dividends receivables	R$ 1,407,012	R$ 2,644,431
Copel Geracaoe Transmissao [Member]
Disclosure of subsidiaries [line items]
Dividends receivables	798,299	1,699,433
Copel Distribuicao [Member]
Disclosure of subsidiaries [line items]
Dividends receivables	467,500	663,654
Copel Comercializacao [Member]
Disclosure of subsidiaries [line items]
Dividends receivables	138,323	280,873
Dona Francisca [Member]
Disclosure of subsidiaries [line items]
Dividends receivables	2,127	54
Other Investments 1 [Member]
Disclosure of subsidiaries [line items]
Dividends receivables	R$ 763	R$ 417